November 30, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	DREYFUS STOCK FUNDS
File No.: 811-21236; 333-100610

Ladies and Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended September 30, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6817.

Very truly yours,

/s/Yaroslava Kouskovskaya
Yaroslava Kouskovskaya